Label	Element	Value
Document And Entity Information Elements	ETF2_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 08, 2013
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ETF2
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2013
Prospectus Date	rr_ProspectusDate	Jan. 08, 2013